BRIGADE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.58%)
Communications (0.11%)
Beasley Broadcast Group, Inc.(a)(b)(c)(d)	2,640	$9,313
XPLORE INC/STONEPEAK FALCON(a)(b)(d)	71,771	851,185
Total Communications		860,498

Consumer, Cyclical (0.11%)
Libbey Glass Inc.(b)(d)	166,360	831,800

Consumer, Non-cyclical (1.00%)
Aquity Holdings Inc.(a)(b)(d)	122,254	18,662
Envision Healthcare Corp.(b)(d)	481,845	7,649,290
Total Consumer, Non-cyclical		7,667,952

Technology (0.36%)
Applogic(b)(c)(d)	212,291	721,789
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	846,702
Matrix Parent, Inc.(b)(d)	88,734	1,158,866
Total Technology		2,727,357

TOTAL COMMON STOCKS
(Cost $9,903,665)		12,087,607

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (35.96%)
Basic Materials (1.48%)
Arsenal AIC Parent LLC(e)	1M SOFR + 2.75%	8/19/2030	$2,311,441	$2,306,240
Domtar Corp.(e)	1M SOFR + 5.50%, 0.75% Floor	11/30/2028	485,433	450,695
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	2,445,660	2,078,811
TPC Group(e)	6M SOFR + 6.00%	11/22/2031	4,047,556	3,885,654
Vibrantz Technologies, Inc.(e)	3M SOFR + 4.25%, 0.50% Floor	4/23/2029	2,956,304	2,575,266
Total Basic Materials				11,296,666

Communications (3.28%)
BL_CORAL-US_TL1_B7(e)	3M SOFR + 3.25%	1/30/2032	1,500,000	1,481,715
Cox Media Group TL(e)	3M SOFR + 3.50%	6/18/2029	5,800,294	5,605,346
Hubbard Radio LLC(e)	1M SOFR + 4.33%, 1.00% Floor	9/30/2027	2,830,152	1,599,036
Plusgrade, Inc.(e)	3M SOFR + 3.50%	3/3/2031	2,155,179	2,139,015
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/12/2030	2,365,467	2,290,553
Syniverse Holdings LLC(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	5,464,732	5,161,877
Virgin Media Bristol LLC(e)	1M SOFR + 2.50%	1/31/2028	2,000,000	1,972,300
Xplore TL(e)	1M SOFR + 5.00%	10/24/2029	381,154	360,190
Xplore TL(e)	1M SOFR + 1.50%	10/24/2031	1,273,096	939,965
Zayo Group Holdings, Inc.(c)(d)(e)	1M SOFR + 3.00%	3/9/2027	3,711,222	3,522,692
Total Communications				25,072,689

Consumer, Cyclical (9.32%)
Alterra Mountain(e)	1M SOFR + 2.75%	5/2/2028	2,064,724	2,072,466
AMC Entertainment Holdings, Inc.(e)	1M SOFR + 7.00%, 2.00% Floor	1/4/2029	2,837,888	2,862,719

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Century Casinos, Inc.(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	3,019,360	2,654,018
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,975,621	1,989,214
DS Parents, INC.(e)	3M SOFR + 5.50%	12/13/2030	2,875,950	2,570,380
ECL Entertainment LLC(e)	1M SOFR + 3.50%, 0.75% Floor	8/16/2030	3,024,104	3,020,323
Gabe’s DDTL(a)(d)(e)(f)	3M SOFR + 7.00%	10/26/2028	756,161	283,560
Gabe’s TL(a)(d)(e)	3M SOFR + 7.00%	10/26/2028	264,799	264,799
Gategroup TL B(e)	1M SOFR + 4.25%	5/28/2032	2,286,295	2,290,593
Hanesbrands, Inc.(e)	1M SOFR + 2.75%	3/8/2032	1,920,188	1,923,394
Harrah’s Oklahoma TL(e)	1M SOFR + 9.00%, 2.00% Floor	10/10/2030	2,403,094	2,391,079
J&J Ventures Gaming LLC(c)(d)(e)	1M SOFR + 3.50%, 0.75% Floor	4/26/2030	1,707,782	1,686,042
Jack Entertainment(e)	1M SOFR + 4.00%	1/27/2032	2,598,488	2,575,751
Libbey Glass LLC(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,775,007	1,708,444
Mad Engine Global LLC(e)	3M SOFR + 7.00%, 1.00% Floor	7/15/2027	2,238,141	1,932,254
Mountaineer Merger Corp.(d)(e)(g)	6M SOFR + 0.00%, 0.75% Floor	10/26/2028	2,726,907	1,363,454
Petco Health & Wellness(e)	3M SOFR + 3.25%, 0.75% Floor	3/6/2028	2,617,717	2,405,734
PetSmart(e)	1M SOFR + 3.75%	2/14/2028	2,023,005	1,998,142
Regal Cineworld TL(e)	1M SOFR + 5.25%	10/31/2031	2,488,763	2,485,652
Restoration Hardware Inc.(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	2,999,562	2,910,595
S&S Holdings LLC(e)	1M SOFR + 5.00%, 0.50% Floor	3/11/2028	1,744,156	1,705,645
Sabre GLBL, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	953,356	934,966
Sabre GLBL, Inc.(e)	1M SOFR + 4.25%, 0.50% Floor	6/30/2028	87,501	86,101
Sabre GLBL, Inc.(e)	1M SOFR + 6.00%, 0.50% Floor	11/15/2029	1,521,414	1,514,567
Sizzling Platter DD(e)(f)	1M SOFR + 5.00%	6/25/2032	629,703	0
SIZZLING PLATTER LLC TERM (06/25) 1LIEN USD(e)	1M SOFR + 5.00%	6/25/2032	7,320,297	7,100,688
Socotec TL(e)	1M SOFR + 4.00%	6/2/2028	2,970,000	2,972,465
Swissport(e)	3M SOFR + 3.75%	5/2/2028	1,686,263	1,694,694
Travelport Finance Luxembourg Sarl(e)	3M SOFR + 7.00%, 1.00% Floor	9/29/2028	3,156,704	2,420,813
US LBM TL(e)	1M SOFR + 3.75%	6/6/2031	2,304,399	2,145,971
Veritiv TL(e)	3M SOFR + 4.50%	12/2/2030	2,230,090	2,236,223
Vista Management Holding, Inc.(e)	3M SOFR + 3.75%	4/1/2031	2,939,758	2,944,667
Warhorse Gaming, LLC(e)	1M SOFR + 9.25%	6/15/2028	3,880,191	4,025,698
Total Consumer, Cyclical				71,171,111

Consumer, Non-cyclical (10.60%)
Alphia(e)	1M SOFR + 5.00%	5/2/2028	2,476,412	2,451,920
Bausch Health(e)	1M SOFR + 6.25%	10/8/2030	3,981,899	3,831,941
Carestream Health, Inc.(e)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	8,082,350	3,536,028
Celsius(e)	3M SOFR + 3.00%	4/1/2032	1,855,000	1,863,811
Colosseum Dental Finance BV(e)	3M SOFR + 3.75%	2/25/2032	1,960,565	2,306,568
Jazz Pharmaceuticals(e)	1M SOFR + 2.25%	5/2/2028	2,306,696	2,315,554
LGC Group(e)	1M SOFR + 4.00%	1/31/2030	2,288,875	2,294,597
LifeScan Global Corp.(c)(d)(e)	3M SOFR + 6.50%	12/31/2026	8,636,583	5,613,779
Medline Borrower LP(e)(h)	1M SOFR + 2.25%, 0.50% Floor	10/23/2028	1,151,860	1,152,425
MODIVCARE(e)	3M SOFR + 4.75%	6/20/2031	2,810,801	2,042,525
ModivCare Add-On(e)	3M SOFR + 7.50%	12/31/2049	1,516,177	1,146,230
Naked Juice TL(e)	3M SOFR + 3.25%	1/24/2029	5,522,405	4,381,090
Naked Juice TL(e)	3M SOFR + 5.50%	1/24/2029	1,503,885	1,488,094
Nutrisystem TL(e)	1M SOFR + 5.00%	4/19/2030	4,064,527	4,034,043
Nutrisystem TL(e)	1M SOFR + 5.25%	10/19/2030	5,747,149	4,762,950
Opal US LLC(e)	6M SOFR + 3.25%	4/23/2032	3,990,000	4,003,726
Pluto Acquisition I, Inc.(e)	3M SOFR + 4.00%	9/20/2028	6,439,404	5,602,281
Radiology Partners(e)(h)	3M SOFR + 5.00%	1/31/2029	737,997	736,566
Radiology Partners, Inc.(e)	1M SOFR + 4.50%	6/30/2032	9,538,846	9,455,381
RXB Holdings, Inc.(e)	1M SOFR + 4.50%, 0.75% Floor	12/20/2027	2,735,751	2,723,796
Team Health Holdings, Inc.(e)	3M SOFR + 5.25%, 1.00% Floor	2/2/2027	8,952,795	8,895,407
Two Kings Casino TL(e)	1M SOFR + 5.00%	12/12/2031	2,425,000	2,450,268
US Fertility Enterprises(e)	3M SOFR + 4.50%	10/7/2031	76,666	76,858
US Fertility Enterprises TL(e)	3M SOFR + 4.50%	10/7/2031	1,678,228	1,682,424

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Vaco Holdings TL B(e)	3M SOFR + 5.00%	1/22/2029	2,353,373	2,152,160
Total Consumer, Non-cyclical				81,000,422

Energy (2.03%)
Goodnight(e)	1M SOFR + 4.50%	5/23/2029	2,193,396	2,193,396
Hilcorp Energy I TL B(e)	1M SOFR + 2.25%	2/5/2030	3,156,654	3,156,654
IMTT(e)	1M SOFR + 2.725%, 0.50% Floor	5/2/2028	1,975,000	1,976,975
Long Ridge Energy TL B(e)	1M SOFR + 4.50%	2/6/2032	2,598,488	2,556,262
New Fortress Energy, Inc.(e)	3M SOFR + 5.50%, 0.75% Floor	10/30/2028	2,882,883	1,550,357
Spencer Spirit(e)	1M SOFR + 4.75%	6/25/2031	4,163,538	4,121,902
Total Energy				15,555,546

Financials (2.91%)
Acrisure LLC(e)	1M SOFR + 3.00%	11/6/2030	5,465,137	5,445,626
Altera TL B(e)	1M SOFR + 3.00%	6/21/2032	1,500,000	1,498,755
Asurion(e)	1M SOFR + 4.25%	9/12/2030	5,560,363	5,416,127
Equiniti/AST TL B(e)	1M SOFR + 3.75%	12/11/2028	2,326,672	2,335,979
HUB International, Ltd.(e)	3M SOFR + 2.50%, 0.75% Floor	6/20/2030	3,174,341	3,183,134
OID-OL Intermediate I LLC(e)	3M SOFR + 6.00%	2/1/2029	220,394	226,455
OID-OL Intermediate I LLC(e)	3M SOFR + 4.25%	2/1/2029	2,294,990	1,913,448
WHP TL B(e)	3M SOFR + 4.75%	2/12/2032	2,200,000	2,196,788
Total Financials				22,216,312

Industrials (1.65%)
ACProducts Holdings, Inc.(e)	3M SOFR + 4.25%, 0.50% Floor	5/17/2028	2,557,374	1,924,424
Apple Bidco LLC(e)	1M SOFR + 2.50%	9/22/2031	1,974,731	1,969,637
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	3,361,842	3,328,224
Leaf Home Solutions(e)	1M SOFR + 4.75%	2/20/2029	2,050,252	1,871,716
LRS Holdings LLC(e)	1M SOFR + 4.25%, 0.75% Floor	8/31/2028	2,940,672	2,874,507
Trinseo(e)	3M SOFR + 2.50%	12/12/2029	1,486,502	635,271
Total Industrials				12,603,779

Technology (4.69%)
Applogic PIK EXIT(d)(e)(h)	6M SOFR + 1.00%	3/4/2030	2,832,816	2,606,191
Avaya Inc.(c)(d)(e)(h)	1M SOFR + 7.50%	8/1/2028	7,172,857	5,584,571
BCP V Everise Acquisition LLC(e)	3M SOFR + 6.00%	12/20/2029	2,475,156	1,980,125
Bingo Holdings I LLC(e)	1M SOFR + 4.75%	6/14/2032	3,150,000	3,098,813
Cision Second Out B-1(e)	3M SOFR + 4.25%	5/31/2030	2,119,495	1,147,177
Cision Second Out B-1(e)	1M SOFR + 4.50%	5/31/2030	1,558,512	830,687
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 6.75%	7/27/2028	2,813,405	2,346,070
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 1.50%	7/27/2028	5,539,395	2,550,892
Magenta Security Holdings, LLC Third Out(e)	3M SOFR + 1.50%	7/27/2028	8,851	2,257
Mavenir(a)(c)(d)(e)	3M SOFR + 10.00%	6/30/2025	769,267	1,135,438
Mavenir Bridge Facility(a)(c)(d)(e)	3M SOFR + 10.00%	6/30/2025	621,588	917,464
Mavenir Bridge Facility DD(a)(c)(d)(e)	3M SOFR + 10.00%	6/30/2025	200,082	295,321
Mavenir Systems, Inc.(a)(c)(d)(e)	3M SOFR + 4.75%, 0.50% Floor	6/30/2025	5,129,884	1,903,187
Mavenir TL(a)(c)(d)(e)	3M SOFR + 10.00%	6/30/2025	859,758	1,269,003
Mobileum PIK EXIT(d)(e)(h)	3M SOFR + 1.00%	9/12/2029	3,489,892	3,196,148
Pitney Bowes TL B(e)	1M SOFR + 3.50%	1/23/2032	2,493,750	2,486,468
Sandisk TL(e)	1M SOFR + 3.00%	12/15/2031	2,620,000	2,603,625
SS&C Technologies(e)	1M SOFR + 2.00%	5/9/2031	1,924,749	1,933,372
Total Technology				35,886,809

TOTAL BANK LOANS
(Cost 284,923,616)				274,803,334

	Rate	Maturity Date	Principal Amount	Value (Note 2)
CONVERTIBLE CORPORATE BOND (0.02%)
Consumer, Cyclical (0.02%)
Liberty Interactive LLC	4.000%	11/15/2029	270,000	27,057
Liberty Interactive LLC	3.750%	2/15/2030	840,000	78,400
Total Consumer, Cyclical				105,457

TOTAL CONVERTIBLE CORPORATE BOND
(Cost 356,947)				105,457

CORPORATE BOND (58.96%)
Basic Materials (6.05%)
ASP Unifrax Holdings, Inc.(h)(i)	7.100%	9/30/2029	2,078,028	944,371
Axalta Coating Systems LLC(i)	3.375%	2/15/2029	3,605,000	3,408,096
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(i)	8.750%	7/15/2026	4,385,000	4,067,946
Cleveland-Cliffs, Inc.(i)	7.000%	3/15/2032	2,210,000	2,084,805
Domtar Corp.(i)	6.750%	10/1/2028	6,745,000	6,086,351
First Quantum Minerals, Ltd.(i)	8.625%	6/1/2031	3,615,000	3,748,755
First Quantum Minerals, Ltd.(i)	9.375%	3/1/2029	270,000	286,335
INEOS Finance PLC(i)	7.500%	4/15/2029	1,830,000	1,834,575
Innophos Holdings, Inc.(i)	11.500%	6/15/2029	5,408,750	5,462,837
Methanex US Operations, Inc.(i)	6.250%	3/15/2032	2,915,000	2,901,008
Mineral Resources, Ltd.(i)	8.500%	5/1/2030	3,400,000	3,385,869
Rain Carbon, Inc.(i)	12.250%	9/1/2029	6,145,000	6,589,516
Tronox, Inc.(i)	4.625%	3/15/2029	6,290,000	5,422,202
Total Basic Materials				46,222,666

Communications (11.46%)
Altice Financing SA(i)	5.750%	8/15/2029	2,730,000	1,992,302
Altice France SA(i)	5.500%	10/15/2029	1,435,000	1,191,050
Beasley Mezzanine Holdings LLC(i)	9.200%	8/1/2028	3,026,000	1,078,012
C&W Senior Finance, Ltd.(i)	9.000%	1/15/2033	2,005,000	2,050,112
Cable One, Inc.(i)	4.000%	11/15/2030	3,830,000	3,011,338
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.500%	8/15/2030	3,215,000	3,064,956
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.250%	2/1/2031	2,975,000	2,777,906
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.250%	1/15/2034	5,960,000	5,304,996
CCO Holdings LLC / CCO Holdings Capital Corp.(i)	5.375%	6/1/2029	1,445,000	1,439,581
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	1,560,000	1,663,475
Ciena Corp.(i)	4.000%	1/31/2030	3,050,000	2,885,709
CMG Media Corp.(i)	8.875%	6/18/2029	4,130,000	3,921,150
CommScope LLC(i)	8.250%	3/1/2027	1,915,000	1,910,320
CommScope LLC(i)	7.125%	7/1/2028	595,000	584,409
CSC Holdings LLC(i)	7.500%	4/1/2028	915,000	682,188
CSC Holdings LLC(i)	6.500%	2/1/2029	1,970,000	1,598,866
Dish DBS Corp.	7.750%	7/1/2026	450,000	399,778
Dish DBS Corp.(i)	5.250%	12/1/2026	2,425,000	2,200,688
Dish DBS Corp., Series WI	5.125%	6/1/2029	565,000	377,138
Gray Media, Inc.(i)	4.750%	10/15/2030	2,440,000	1,848,300
Gray Media, Inc.(i)	10.500%	7/15/2029	3,325,000	3,572,855
Gray Media, Inc.(i)	5.375%	11/15/2031	3,560,000	2,652,200
GrubHub Holdings, Inc.(c)(d)(i)	5.500%	7/1/2027	4,755,000	4,613,444
Iliad Holding SASU(i)	8.500%	4/15/2031	2,500,000	2,678,227
LCPR Senior Secured Financing DAC(i)	6.750%	10/15/2027	2,335,000	1,570,288
LCPR Senior Secured Financing DAC(i)	5.125%	7/15/2029	1,195,000	702,262
Level 3 Financing, Inc.(i)	3.875%	10/15/2030	2,280,000	1,983,294
Level 3 Financing, Inc.(i)	3.625%	1/15/2029	800,000	684,000
Level 3 Financing, Inc.(i)	3.750%	7/15/2029	735,000	621,294
Level 3 Financing, Inc.(i)	4.875%	6/15/2029	675,000	630,281
Level 3 Financing, Inc.(i)	4.500%	4/1/2030	590,000	533,950
Lumen Technologies, Inc.(i)	4.125%	4/15/2030	423,226	412,328

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Lumen Technologies, Inc.(i)	4.125%	4/15/2029	423,184	412,216
Lumen Technologies, Inc., Series U	7.650%	3/15/2042	1,591,000	1,336,440
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	2,075,000	1,763,802
McGraw-Hill Education, Inc.(i)	5.750%	8/1/2028	2,800,000	2,814,041
McGraw-Hill Education, Inc.(i)	7.375%	9/1/2031	800,000	833,000
Paramount Global	5.500%	5/15/2033	3,000,000	2,899,021
Sirius XM Radio LLC(i)	3.875%	9/1/2031	4,217,000	3,748,702
Spanish Broadcasting System, Inc.(i)	9.750%	3/1/2026	4,390,000	3,051,050
Urban One, Inc.(i)	7.375%	2/1/2028	7,255,000	4,069,524
Vmed O2 UK Financing I PLC(i)	4.250%	1/31/2031	2,475,000	2,272,978
Zayo Group Holdings, Inc.(c)(d)(i)	4.000%	3/1/2027	1,455,000	1,365,493
Zayo Group Holdings, Inc.(c)(d)(i)	6.125%	3/1/2028	2,775,000	2,395,103
Total Communications				87,598,067

Consumer, Cyclical (7.66%)
1011778 BC ULC / New Red Finance, Inc.(i)	4.375%	1/15/2028	1,500,000	1,470,859
1011778 BC ULC / New Red Finance, Inc.(i)	3.875%	1/15/2028	2,500,000	2,434,425
Academy, Ltd.(i)	6.000%	11/15/2027	1,750,000	1,754,410
Bath & Body Works, Inc.(i)	6.625%	10/1/2030	2,890,000	2,980,990
Caesars Entertainment, Inc.(i)	7.000%	2/15/2030	2,455,000	2,539,391
Carnival Corp.(i)	6.000%	5/1/2029	3,000,000	3,029,062
Empire Resorts, Inc.(i)	7.750%	11/1/2026	2,665,000	2,621,694
Genting New York LLC / GENNY Capital, Inc.(i)	7.250%	10/1/2029	2,250,000	2,341,500
Hilton Domestic Operating Co., Inc.(i)	4.000%	5/1/2031	4,005,000	3,765,661
International Game Technology PLC(i)	6.250%	1/15/2027	925,000	935,084
International Game Technology PLC(i)	5.250%	1/15/2029	1,440,000	1,427,803
Jacobs Entertainment, Inc.(i)	6.750%	2/15/2029	3,970,000	3,833,138
Liberty Interactive LLC	8.500%	7/15/2029	4,220,000	533,830
Liberty Interactive LLC	8.250%	2/1/2030	665,000	80,332
Melco Resorts Finance, Ltd.(i)	5.375%	12/4/2029	3,740,000	3,513,431
Resorts World Las Vegas LLC / RWLV Capital, Inc.(i)	4.625%	4/6/2031	2,665,000	2,188,631
Resorts World Las Vegas LLC / RWLV Capital, Inc.(i)	4.625%	4/16/2029	125,000	110,726
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(i)	6.625%	2/1/2033	2,285,000	2,281,287
Royal Caribbean Cruises, Ltd.(i)	5.625%	9/30/2031	1,770,000	1,783,275
Sabre GLBL, Inc.(i)	10.750%	11/15/2029	200,000	205,657
Studio City Finance, Ltd.(i)	5.000%	1/15/2029	3,530,000	3,238,966
SWF Holdings I Corp.(i)	6.500%	10/1/2029	930,000	365,954
United Airlines, Inc.(i)	4.375%	4/15/2026	2,570,000	2,552,889
Victoria’s Secret & Co.(i)	4.625%	7/15/2029	3,045,000	2,839,960
Wynn Macau, Ltd.(i)	5.125%	12/15/2029	800,000	768,832
Wynn Macau, Ltd.(i)	5.625%	8/26/2028	1,845,000	1,813,133
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(i)	7.125%	2/15/2031	2,045,000	2,179,192
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(i)	6.250%	3/15/2033	1,360,000	1,368,311
Yum! Brands, Inc.	6.875%	11/15/2037	2,335,000	2,509,120
Yum! Brands, Inc.	3.625%	3/15/2031	1,135,000	1,047,696
Total Consumer, Cyclical				58,515,239

Consumer, Non-cyclical (10.87%)
Acadia Healthcare Co., Inc.(i)	7.375%	3/15/2033	2,500,000	2,594,669
Akumin, Inc.(i)	8.000%	8/1/2028	305,000	275,856
Akumin, Inc.(h)(i)	9.000%	8/1/2027	8,275,000	7,814,703
Allied Universal Holdco LLC(i)	7.875%	2/15/2031	1,940,000	2,027,855
Bausch Health Cos., Inc.(i)	4.875%	6/1/2028	1,510,000	1,279,151
Bausch Health Cos., Inc.(i)	5.000%	1/30/2028	880,000	725,794
Bellis Acquisition Co. PLC(i)	8.125%	5/14/2030	1,645,000	2,122,756
Charles River Laboratories International, Inc.(i)	3.750%	3/15/2029	1,600,000	1,501,282
Charles River Laboratories International, Inc.(i)	4.000%	3/15/2031	615,000	562,817
CHS/Community Health Systems, Inc.(i)	5.250%	5/15/2030	3,115,000	2,764,562
CPI CG, Inc.(i)	10.000%	7/15/2029	2,105,000	2,236,562

	Rate	Maturity Date	Principal Amount	Value (Note 2)
DaVita, Inc.(i)	3.750%	2/15/2031	2,485,000	2,259,958
DaVita, Inc.(i)	6.875%	9/1/2032	630,000	652,675
Deluxe Corp.(i)	8.125%	9/15/2029	3,170,000	3,274,794
Embecta Corp.(i)	5.000%	2/15/2030	310,000	279,977
Embecta Corp.(i)	6.750%	2/15/2030	2,590,000	2,494,818
Global Medical Response, Inc.(h)(i)	9.500%	10/31/2028	4,978,832	4,977,276
Medline Borrower LP(i)	3.875%	4/1/2029	2,150,000	2,062,929
Molina Healthcare, Inc.(i)	3.875%	11/15/2030	2,735,000	2,540,034
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,692,161
New Albertsons LP	7.450%	8/1/2029	4,000,000	4,250,500
Nidda Healthcare Holding GmbH(e)(i)	3M EUR L + 3.75%	10/23/2030	2,660,000	3,138,069
Perrigo Finance Unlimited Co., Series USD	6.125%	9/30/2032	2,400,000	2,423,712
Pilgrim’s Pride Corp.	6.875%	5/15/2034	2,130,000	2,339,773
Post Holdings, Inc.(i)	6.250%	2/15/2032	1,855,000	1,907,899
Radiology Partners, Inc.(h)(i)	9.781%	2/15/2030	4,550,453	4,500,967
Radiology Partners, Inc.(i)	8.500%	7/15/2032	3,635,000	3,635,000
Raven Acquisition Holdings LLC(i)	6.875%	11/15/2031	1,980,000	1,986,188
StoneMor, Inc.(i)	8.500%	5/15/2029	3,430,000	3,165,241
Team Health Holdings, Inc.(h)(i)	13.500%	6/30/2028	3,065,172	3,325,712
Tenet Healthcare Corp.	4.625%	6/15/2028	4,770,000	4,710,423
United Rentals North America, Inc.	4.000%	7/15/2030	2,700,000	2,577,061
Total Consumer, Non-cyclical				83,101,174

Energy (7.01%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(i)	5.375%	6/15/2029	2,060,000	2,043,113
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(i)	6.625%	7/15/2033	1,875,000	1,900,219
Baytex Energy Corp.(i)	7.375%	3/15/2032	3,715,000	3,540,856
Blue Racer Midstream LLC / Blue Racer Finance Corp.(i)	7.000%	7/15/2029	1,235,000	1,289,155
Blue Racer Midstream LLC / Blue Racer Finance Corp.(i)	7.250%	7/15/2032	960,000	1,016,956
Civitas Resources, Inc.(i)	8.625%	11/1/2030	2,890,000	2,933,973
Genesis Energy LP / Genesis Energy Finance Corp.	8.875%	4/15/2030	1,030,000	1,093,495
Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	4,590,000	4,798,414
Greenfire Resources, Ltd.(i)	12.000%	10/1/2028	2,955,000	3,111,738
Hilcorp Energy I LP / Hilcorp Finance Co.(i)	7.250%	2/15/2035	2,655,000	2,595,271
New Fortress Energy, Inc.(i)	6.500%	9/30/2026	2,215,000	1,211,605
New Fortress Energy, Inc.(i)	8.750%	3/15/2029	1,875,000	646,406
NFE Financing LLC(i)	12.000%	11/15/2029	2,320,000	1,100,535
Occidental Petroleum Corp.	6.125%	1/1/2031	1,900,000	1,967,923
ONEOK, Inc.	5.375%	6/1/2029	970,000	985,929
ONEOK, Inc.(i)	6.500%	9/1/2030	1,260,000	1,334,802
ONEOK, Inc.	5.600%	4/1/2044	1,015,000	924,225
Rockies Express Pipeline LLC(i)	6.750%	3/15/2033	2,000,000	2,085,000
Shelf Drilling Holdings, Ltd.(i)	9.625%	4/15/2029	2,756,000	2,225,720
Sunoco LP(i)	6.250%	7/1/2033	2,500,000	2,540,300
Transocean, Inc.	7.500%	4/15/2031	1,795,000	1,470,051
Transocean, Inc.(i)	8.000%	2/1/2027	829,000	817,021
Transocean, Inc.(i)	8.750%	2/15/2030	1,980,000	2,037,239
Valaris, Ltd.(i)	8.375%	4/30/2030	3,100,000	3,179,205
Venture Global Calcasieu Pass LLC(i)	4.125%	8/15/2031	3,635,000	3,368,718
Venture Global Calcasieu Pass LLC(i)	3.875%	11/1/2033	1,490,000	1,301,888
Venture Global LNG, Inc.(i)	8.375%	6/1/2031	1,940,000	2,015,175
Total Energy				53,534,932

Financials (11.34%)
Apollo Commercial Real Estate Finance, Inc.(i)	4.625%	6/15/2029	3,670,000	3,483,411
Barclays PLC(e)(j)	9.625%	12/31/2049	3,380,000	3,744,702
Diversified Healthcare Trust	4.375%	3/1/2031	7,300,000	6,149,306
Diversified Healthcare Trust	4.750%	2/15/2028	655,000	606,546
Finance of America Funding LLC(i)	7.875%	11/30/2026	1,937,142	1,759,894

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Finance of America Funding LLC(i)	10.000%	11/30/2029	1,452,000	1,701,744
Freedom Mortgage Corp.(c)(d)(i)	7.625%	5/1/2026	500,000	499,565
Freedom Mortgage Corp.(c)(d)(i)	6.625%	1/15/2027	2,310,000	2,316,329
Freedom Mortgage Corp.(c)(d)(i)	12.000%	10/1/2028	1,620,000	1,741,445
Genworth Holdings, Inc.(e)	3M CME TERM SOFR + 2.26%	11/15/2036	2,000,000	1,713,780
Genworth Holdings, Inc.	6.500%	6/15/2034	1,500,000	1,491,450
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.000%	6/15/2030	5,235,000	4,881,637
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(i)	10.000%	11/15/2029	715,000	707,850
Intesa Sanpaolo SpA(e)(i)	1Y US TI + 2.75%	6/1/2042	4,250,000	3,440,905
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(i)	6.625%	10/15/2031	2,415,000	2,406,681
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(i)	4.250%	2/1/2027	1,890,000	1,863,107
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(i)	4.750%	6/15/2029	1,380,000	1,343,342
LD Holdings Group LLC(i)	8.750%	11/1/2027	1,336,000	1,216,363
LD Holdings Group LLC(i)	6.125%	4/1/2028	3,580,000	2,936,800
Lloyds Banking Group PLC(e)(j)	7.500%	12/31/2049	3,670,000	3,683,135
Midcap Financial Issuer Trust(i)	6.500%	5/1/2028	2,350,000	2,325,135
Midcap Financial Issuer Trust(i)	5.625%	1/15/2030	2,235,000	2,070,169
Navient Corp.	5.625%	8/1/2033	2,110,000	1,937,715
Navient Corp.	5.500%	3/15/2029	805,000	788,552
OneMain Finance Corp.	7.500%	5/15/2031	2,810,000	2,934,792
OneMain Finance Corp.	7.125%	11/15/2031	735,000	764,335
OneMain Finance Corp.	5.375%	11/15/2029	2,115,000	2,081,329
PennyMac Financial Services, Inc.(i)	7.875%	12/15/2029	410,000	435,411
PennyMac Financial Services, Inc.(i)	4.250%	2/15/2029	2,890,000	2,775,882
PennyMac Financial Services, Inc.(i)	5.750%	9/15/2031	2,500,000	2,451,879
Rocket Cos., Inc.(i)	6.375%	8/1/2033	2,170,000	2,220,886
Service Properties Trust	4.950%	10/1/2029	485,000	423,162
Service Properties Trust	4.375%	2/15/2030	3,880,000	3,266,960
Service Properties Trust	5.500%	12/15/2027	1,080,000	1,071,519
Service Properties Trust(i)	8.625%	11/15/2031	1,490,000	1,599,441
Starwood Property Trust, Inc.(i)	3.625%	7/15/2026	4,335,000	4,261,002
UniCredit SpA(e)(i)	US SWAP + 3.703%	6/19/2032	2,500,000	2,520,450
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(i)	6.000%	1/15/2030	935,000	875,450
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(i)	10.500%	2/15/2028	1,247,000	1,318,703
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(i)	6.500%	2/15/2029	880,000	851,978
Walker & Dunlop, Inc.(i)	6.625%	4/1/2033	1,975,000	2,030,940
Total Financials				86,693,682

Industrials (2.50%)
Ball Corp.	3.125%	9/15/2031	2,900,000	2,603,598
Builders FirstSource, Inc.(i)	6.375%	3/1/2034	2,050,000	2,088,437
Coherent Corp.(i)	5.000%	12/15/2029	3,045,000	2,992,230
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(i)	6.750%	4/1/2032	2,170,000	2,224,311
Smyrna Ready Mix Concrete LLC(i)	8.875%	11/15/2031	2,000,000	2,095,000
TransDigm, Inc.(i)	7.125%	12/1/2031	5,050,000	5,296,240
Trivium Packaging Finance BV(i)	8.250%	7/15/2030	1,730,000	1,829,475
Total Industrials				19,129,291

Technology (0.99%)
Cloud Software Group, Inc.(i)	9.000%	9/30/2029	335,000	347,179
Cloud Software Group, Inc.(i)	8.250%	6/30/2032	1,690,000	1,798,245
CoreWeave, Inc.(i)	9.250%	6/1/2030	2,465,000	2,520,734
Pitney Bowes, Inc.(i)	6.875%	3/15/2027	1,190,000	1,200,829

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Pitney Bowes, Inc.(i)	7.250%	3/15/2029	1,660,000	1,684,547
Total Technology				7,551,534

Utilities (1.08%)
Calpine Corp.(i)	4.625%	2/1/2029	1,770,000	1,747,061
Edison International, Series A(e)(j)	5Y US TI + 4.698%	12/31/2049	2,460,000	2,315,370
Vistra Corp.(e)(i)(j)	5Y US TI + 5.74%	12/31/2049	3,400,000	3,441,637
Vistra Operations Co. LLC(i)	5.625%	2/15/2027	725,000	724,987
Total Utilities				8,229,055

TOTAL CORPORATE BOND
(Cost 441,152,814)				450,575,640

RIGHT (0.00%)
Technology (0.00%)
XPLORE CVR, Strike Price: $–(a)(d)		12/31/2049	$5,390	$0

TOTAL RIGHT
(Cost $393)				0

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.34%)
State Street Institutional US Government Money Market Fund, Premier Class	4.263%	48,468,668	$48,468,668

TOTAL SHORT TERM INVESTMENTS
(Cost $48,468,668)			48,468,668

TOTAL INVESTMENTS (102.86%)
(Cost $784,806,103)			$786,040,706

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.86%)			(21,838,969)

NET ASSETS (100.00%)			$764,201,737

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(b)	Non-income producing security.
(c)	Security deemed to be restricted as of June 30, 2025. As of June 30, 2025, the fair value of restricted securities in the aggregate was $36,436,680 representing 4.77% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of June 30, 2025, the fair value of illiquid securities in the aggregate was $54,660,635, representing 7.15% of the Fund’s net assets.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of June 30, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market. At June 30, 2025, the Fund had unfunded commitments shown below:

Investment	As of June 30, 2025
Gabe’s DDTL	$472,601
Sizzling Platter DD	629,703
Total	$1,102,304

(g)	Security is currently in default.

(h)	Payment in-kind.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the fair value of securities restricted under Rule 144A in the aggregate was $367,273,453, representing 48.06% of net assets.
(j)	Security is a perpetual bond.

Investment Abbreviations:

SOFR - Standard Overnight Financing Rate

Rates:

3M EUR L - 3 Month EURIOBOR as of June 30, 2025 was 1.94%

1M SOFR - 1 Month SOFR as of June 30, 2025 was 4.32%

3M SOFR - 3 Month SOFR as of June 30, 2025 was 4.34%

6M SOFR - 6 Month SOFR as of June 30, 2025 was 4.37%

1Y US TI - 1 Year US Treasury Index as of June 30, 2025 was 3.96%

5Y US TI - 5 Year US Treasury Index as of June 30, 2025 was 3.79%

3M CME SOFR - 3 Month CME SOFR as of June 30, 2025 was 4.29%

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (OVER THE COUNTER)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at June 30, 2025(a)	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit NA High Yield Index, Series 44	ICE	5.00%	USD	6/20/30	3.19%	$30,900,000	$(2,316,922)	$1,692,325	$(624,597)
							$(2,316,922)	$1,692,325	$(624,597)

Credit default swaps pay quarterly.

(a)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Receiving Currency	Receiving Value	Delivering Currency	Delivering Value	Unrealized Appreciation/ (Depreciation)
State Street	09/18/25	EUR	28,420	USD	28,059	$361
						$361
State Street	09/18/25	USD	2,119,554	GBP	2,146,553	$(26,999)
State Street	09/18/25	USD	5,363,670	EUR	5,526,549	(162,879)
State Street	09/18/25	USD	851,004	CAD	854,516	(3,512)
						$(193,390)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE), normally 4:00p.m. Eastern Time, on each day the NYSE is open.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender. Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Currency Risk. The Fund’s investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Derivatives Risk. The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.